ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein VPS Global Thematic Growth Portfolio

AllianceBernstein VPS International Growth Portfolio

Supplement dated June 27, 2013 to the Summary Prospectuses and Prospectuses dated May 1, 2013 of the AllianceBernstein VPS Global Thematic Growth Portfolio and AllianceBernstein VPS International Growth Portfolio (together the “Prospectuses”).

Each of the Portfolios listed above is hereinafter referred to as a “Portfolio” or collectively, the “Portfolios”.

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Summary Information

The following changes will be made to the “Principal Strategies” in the Summary section of the Prospectuses for each Portfolio.

AllianceBernstein VPS Global Thematic Growth Portfolio

The second sentence of the second paragraph is revised to read as follows:

Drawing on the global fundamental and quantitative research capabilities of the Adviser, the Adviser seeks to identify long-term secular growth trends that will affect multiple industries.

The last sentence of the third paragraph is revised to read as follows:

The Adviser normally considers a large universe of mid- to large-capitalization companies worldwide for investment.

The last sentence of the fifth paragraph is deleted.

The following is added as a principal risk under the “Principal Risks” section:

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Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

AllianceBernstein VPS International Growth Portfolio

The last sentence of the third paragraph is deleted.